Finance Receivables Past Due Over 90 Days and Still Accruing (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	$ 233	¥ 21,906	¥ 31,937	$ 196	¥ 18,442	¥ 24,263	$ 37	¥ 3,464	¥ 7,674